FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2018:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$782	$782
Accounts receivable and other	—	—	949	949
Financial assets (current and non-current)(1)	668	34	136	838
Marketable securities	143	48	—	191
Total	$811	$82	$1,867	$2,760

Financial liabilities
Corporate borrowings	$—	$—	$1,256	$1,256
Non-recourse borrowings (current and non-current)	—	—	9,689	9,689
Accounts payable and other	—	—	1,026	1,026
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	309	—	899	1,208
Total	$309	$—	$12,890	$13,199

1.	Derivative instruments which are elected for hedge accounting totaling $522 million are included in financial assets and $54 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2017:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$374	$374
Accounts receivable and other	—	—	838	838
Financial assets (current and non-current)(1)	608	57	172	837
Marketable securities	—	85	—	85
Total	$608	$142	$1,384	$2,134

Financial liabilities
Corporate borrowings	$—	$—	$2,101	$2,101
Non-recourse borrowings (current and non-current)	—	—	8,063	8,063
Accounts payable and other	—	—	864	864
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	440	—	873	1,313
Total	$440	$—	$11,921	$12,361

1.	Derivative instruments which are elected for hedge accounting totaling $464 million are included in financial assets and $146 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2018:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$782	$782
Accounts receivable and other	—	—	949	949
Financial assets (current and non-current)(1)	668	34	136	838
Marketable securities	143	48	—	191
Total	$811	$82	$1,867	$2,760

Financial liabilities
Corporate borrowings	$—	$—	$1,256	$1,256
Non-recourse borrowings (current and non-current)	—	—	9,689	9,689
Accounts payable and other	—	—	1,026	1,026
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	309	—	899	1,208
Total	$309	$—	$12,890	$13,199

1.	Derivative instruments which are elected for hedge accounting totaling $522 million are included in financial assets and $54 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2017:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$374	$374
Accounts receivable and other	—	—	838	838
Financial assets (current and non-current)(1)	608	57	172	837
Marketable securities	—	85	—	85
Total	$608	$142	$1,384	$2,134

Financial liabilities
Corporate borrowings	$—	$—	$2,101	$2,101
Non-recourse borrowings (current and non-current)	—	—	8,063	8,063
Accounts payable and other	—	—	864	864
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	440	—	873	1,313
Total	$440	$—	$11,921	$12,361

1.	Derivative instruments which are elected for hedge accounting totaling $464 million are included in financial assets and $146 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2018	December 31, 2017
Marketable securities	Level 1(1)	$191	$85
Foreign currency forward contracts	Level 2(2)
Financial asset		$305	$236
Financial liability		46	196
Interest rate swaps & other	Level 2(2)
Financial asset		$348	$381
Financial liability		161	155
Other contracts	Level 3(3)
Financial asset		$49	$48
Financial liability		102	89

1.	Valuation technique: Quoted bid prices in an active market.

2.
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

3.	Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.
The following table provides the carrying values and fair values of financial instruments as at June 30, 2018 and December 31, 2017:

	June 30, 2018		December 31, 2017
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$782	$782	$374	$374
Accounts receivable and other	949	949	838	838
Financial assets (current and non-current)	838	838	837	837
Marketable securities	191	191	85	85
Total	$2,760	$2,760	$2,134	$2,134

Financial liabilities
Corporate borrowings(1)	$1,256	$1,261	$2,101	$2,113
Non-recourse borrowings(2)	9,689	9,978	8,063	8,392
Accounts payable and other (current and non-current)	1,026	1,026	864	864
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	1,208	1,208	1,313	1,313
Total	$13,199	$13,493	$12,361	$12,702

1.	Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

2.
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

3.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
During the three-month period ended June 30, 2018, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	June 30, 2018			December 31, 2017
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$191	$—	$—	$85	$—	$—
Financial assets (current and non-current)	—	653	49	—	617	48
Financial liabilities
Financial liabilities (current and non-current)	$—	$207	$102	$—	$351	$89

Carrying and fair values of financial liabilities
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2018	December 31, 2017
Marketable securities	Level 1(1)	$191	$85
Foreign currency forward contracts	Level 2(2)
Financial asset		$305	$236
Financial liability		46	196
Interest rate swaps & other	Level 2(2)
Financial asset		$348	$381
Financial liability		161	155
Other contracts	Level 3(3)
Financial asset		$49	$48
Financial liability		102	89

1.	Valuation technique: Quoted bid prices in an active market.

2.
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

3.	Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.
During the three-month period ended June 30, 2018, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	June 30, 2018			December 31, 2017
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$191	$—	$—	$85	$—	$—
Financial assets (current and non-current)	—	653	49	—	617	48
Financial liabilities
Financial liabilities (current and non-current)	$—	$207	$102	$—	$351	$89
The following table provides the carrying values and fair values of financial instruments as at June 30, 2018 and December 31, 2017:

	June 30, 2018		December 31, 2017
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$782	$782	$374	$374
Accounts receivable and other	949	949	838	838
Financial assets (current and non-current)	838	838	837	837
Marketable securities	191	191	85	85
Total	$2,760	$2,760	$2,134	$2,134

Financial liabilities
Corporate borrowings(1)	$1,256	$1,261	$2,101	$2,113
Non-recourse borrowings(2)	9,689	9,978	8,063	8,392
Accounts payable and other (current and non-current)	1,026	1,026	864	864
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	1,208	1,208	1,313	1,313
Total	$13,199	$13,493	$12,361	$12,702

1.	Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

2.
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

3.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.